Property, plant and equipment, intangible assets and Right-of-use assets	6 Months Ended
Jun. 30, 2026
Disclosure of detailed information about property, plant and equipment [abstract]
Property, plant and equipment, intangible assets and Right-of-use assets

9. Property, plant and equipment, intangible assets and Right-of-use assets

During the six months ended June 30, 2026 and June 30, 2025, the Group acquired property, plant and equipment and intangible assets in the amount of €1.2 million and €5.4 million, respectively.

The Group’s additions include leasehold improvements, lab equipment, office equipment and computer equipment for the research and commercial GMP manufacturing facility construction in Houston, Texas of €0.6 million and €4.1 million for the six months ended June 30, 2026 and June 30, 2025, respectively.

During the six months ended June 30, 2026, there was no material addition in right-of-use assets and corresponding lease liability. During the six months ended June 30, 2025, there was an addition of €3.2 million in right-of-use assets and corresponding lease liability for the new research facility in Tübingen, Germany.

The unpaid investments decreased from €0.5 million as of December 31, 2025 to €0.1 million as of June 30, 2026 which is accounted for in accounts payables.